Mar. 31, 2017
MainStay Cushing Energy Income Fund (Prospectus Summary) | MainStay Cushing Energy Income Fund
MainStay Cushing Energy Income Fund

MAINSTAY GROUP OF FUNDS

Supplement dated March 31, 2017 (“Supplement”) to:

MainStay Cushing® Funds Prospectuses and Summary Prospectuses, each dated March 31, 2017;

and

MainStay Cushing® Funds Statement of Additional Information, dated March 31, 2017

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the applicable Prospectuses and Statement of Additional Information.

Effective immediately, Class T shares are not currently offered for sale.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.